Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of AOCL components

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
Year ended December 31, 2020				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(20,818)	(725)	11,808	(66,312)	(11,050)	(77,362)	(87,097)
Other comprehensive income (loss), net of taxes	(247)	665	60,971	(5,943)	(18,029)	(23,972)	37,417
Balance at end of year	(21,065)	(60)	72,779	(72,255)	(29,079)	(101,334)	(49,680)

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
Year ended December 31, 2019				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(19,866)	(796)	(43,630)	(64,892)	(19,343)	(84,235)	(148,527)
Other comprehensive income (loss), net of taxes	(952)	71	55,438	(1,420)	8,293	6,873	61,430
Balance at end of year	(20,818)	(725)	11,808	(66,312)	(11,050)	(77,362)	(87,097)

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
Year ended December 31, 2018				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(17,549)	(839)	(15,737)	(61,341)	(33,586)	(94,927)	(129,052)
Other comprehensive income (loss), net of taxes	(2,317)	43	(27,893)	(3,551)	14,243	10,692	(19,475)
Balance at end of year	(19,866)	(796)	(43,630)	(64,892)	(19,343)	(84,235)	(148,527)

Schedule of net change in AOCL components

Net Change of AOCI Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2020	December 31, 2019	December 31, 2018
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	9,991	16,200	(13,764)
Gains (loss) on net investment hedge	N/A	(10,238)	(17,152)	11,447
Net change		(247)	(952)	(2,317)

Held-to-maturity investment adjustments
Amortization of net gains (losses) to net income	Interest income on investments	665	71	43
Net change		665	71	43

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	62,191	57,062	(26,793)
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	(1,220)	(1,624)	(1,100)
Net change		60,971	55,438	(27,893)

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	(8,363)	(3,472)	(7,541)
Net loss (gain) on settlement reclassified to net income	Net other gains (losses)	—	—	1,554
Prior service credit (cost) arising during the year	N/A	(47)	—	(212)
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,412	2,407	2,106
Change in deferred taxes	N/A	456	149	(298)
Amortization of prior service (credit) cost	Non-service employee benefits expense	20	19	—
Foreign currency translation adjustments of related balances	N/A	(421)	(523)	840
Net change		(5,943)	(1,420)	(3,551)

Post-retirement healthcare plan
Net actuarial gain (loss)	N/A	(18,553)	10,014	11,589
Prior service cost	N/A	—	(2,369)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	—	272	2,615
Amortization of prior service (credit) cost	Non-service employee benefits expense	524	376	39
Net change		(18,029)	8,293	14,243

Other comprehensive income (loss), net of taxes		37,417	61,430	(19,475)